ADVISORSHARES INSIDER ADVANTAGE ETF

(formerly AdvisorShares DoubleLine Value Equity ETF)

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.5%

Aerospace/Defense – 1.0%
Lockheed Martin Corp.	841	$397,566

Apparel – 1.1%
Steven Madden Ltd.	12,519	450,684

Auto Parts & Equipment – 1.0%
Allison Transmission Holdings, Inc.	9,432	426,704

Banks – 1.0%
State Street Corp.	5,242	396,767

Building Materials – 4.1%
Eagle Materials, Inc.	3,145	461,529
Griffon Corp.	12,760	408,448
Louisiana-Pacific Corp.	6,578	356,593
Owens Corning	4,708	451,026
Total Building Materials		1,677,596

Chemicals – 5.6%
AdvanSix, Inc.	10,405	398,199
CF Industries Holdings, Inc.	4,890	354,476
Chemours Co. (The)	13,157	393,921
Huntsman Corp.	14,441	395,106
Mosaic Co. (The)	7,157	328,363
Olin Corp.	7,715	428,183
Total Chemicals		2,298,248

Coal – 1.8%
Alpha Metallurgical Resources, Inc.	2,524	393,744
Arch Resources, Inc.	2,687	353,233
Total Coal		746,977

Commercial Services – 6.8%
CRA International, Inc.	3,561	383,947
Kforce, Inc.	6,825	431,613
Medifast, Inc.(a)	3,205	332,262
Robert Half International, Inc.	5,519	444,666
Textainer Group Holdings Ltd. (China)	12,920	414,861
Triton International Ltd. (Bermuda)	5,840	369,205
Upbound Group, Inc.	16,953	415,518
Total Commercial Services		2,792,072

Computers – 2.2%
Apple, Inc.	2,967	489,259
NetApp, Inc.	6,512	415,791
Total Computers		905,050

Distribution/Wholesale – 1.0%
Veritiv Corp.	3,035	410,150

Diversified Financial Services – 3.8%
Affiliated Managers Group, Inc.	2,735	389,519
Evercore, Inc., Class A	3,759	433,713
PJT Partners, Inc., Class A	5,440	392,713
Synchrony Financial	12,058	350,647
Total Diversified Financial Services		1,566,592

Electrical Components & Equipment – 2.0%
Emerson Electric Co.	4,120	359,017
Encore Wire Corp.	2,449	453,873
Total Electrical Components & Equipment		812,890

Electronics – 1.1%
CTS Corp.	8,902	440,293

Engineering & Construction – 1.0%
AECOM	4,748	400,351

Food – 4.2%
Cal-Maine Foods, Inc.	7,748	471,776
Flowers Foods, Inc.	14,936	409,396
John B Sanfilippo & Son, Inc.	4,352	421,796
Tootsie Roll Industries, Inc.	9,298	417,573
Total Food		1,720,541

Forest Products & Paper – 0.9%
Sylvamo Corp.	8,407	388,908

Healthcare - Products – 1.0%
Embecta Corp.	14,342	403,297

Healthcare - Services – 3.0%
HCA Healthcare, Inc.	1,780	469,351
Humana, Inc.	841	408,272
Quest Diagnostics, Inc.	2,605	368,555
Total Healthcare - Services		1,246,178

Home Builders – 4.3%
D.R. Horton, Inc.	4,352	425,147
KB Home	11,276	453,070
Lennar Corp., Class A	4,055	426,221
Toll Brothers, Inc.	7,319	439,359
Total Home Builders		1,743,797

Home Furnishings – 1.1%
Dolby Laboratories, Inc., Class A	5,314	453,922

Insurance – 1.9%
MGIC Investment Corp.	27,383	367,480
Old Republic International Corp.	16,419	409,982
Total Insurance		777,462

Iron/Steel – 4.2%
Nucor Corp.	2,869	443,174
Reliance Steel & Aluminum Co.	1,715	440,309
Steel Dynamics, Inc.	3,650	412,669
United States Steel Corp.	15,528	405,281
Total Iron/Steel		1,701,433

Lodging – 3.0%
Boyd Gaming Corp.	7,157	458,907
Choice Hotels International, Inc.	3,024	354,382
Marriott International, Inc., Class A	2,473	410,617
Total Lodging		1,223,906

Media – 0.9%
Nexstar Media Group, Inc.	2,026	349,809

Miscellaneous Manufacturing – 2.0%
Carlisle Cos., Inc.	1,682	380,250
Textron, Inc.	5,935	419,189
Total Miscellaneous Manufacturing		799,439

Oil & Gas – 17.1%
APA Corp.	10,595	382,056
California Resources Corp.	9,820	378,070
Chevron Corp.	2,414	393,868
ConocoPhillips	3,381	335,429
Coterra Energy, Inc.	14,950	366,873
Delek US Holdings, Inc.	16,142	370,459
Exxon Mobil Corp.	3,874	424,823
HF Sinclair Corp.	7,992	386,653
Marathon Oil Corp.	16,535	396,178
Marathon Petroleum Corp.	3,319	447,501
Occidental Petroleum Corp.	5,646	352,480
Ovintiv, Inc.	9,598	346,296

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas (continued)
PBF Energy, Inc., Class A	9,495	$411,703
PDC Energy, Inc.	5,558	356,712
Phillips 66	3,818	387,069
Range Resources Corp.	14,655	387,918
Ranger Oil Corp., Class A	9,946	406,195
Valero Energy Corp.	3,326	464,309
Total Oil & Gas		6,994,592

Oil & Gas Services – 0.9%
Halliburton Co.	11,869	375,535

Packaging & Containers – 2.1%
Berry Global Group, Inc.	7,122	419,486
Packaging Corp. of America	3,066	425,653
Total Packaging & Containers		845,139

REITS – 1.0%
Simon Property Group, Inc.	3,561	398,725

Retail – 6.2%
Group 1 Automotive, Inc.	2,032	460,086
Lowe’s Cos., Inc.	1,943	388,542
Murphy USA, Inc.	1,543	398,171
Patrick Industries, Inc.	5,935	408,387
Penske Automotive Group, Inc.	3,074	435,924
Sonic Automotive, Inc., Class A	8,289	450,424
Total Retail		2,541,534

Semiconductors – 3.2%
Applied Materials, Inc.	3,736	458,893
KLA Corp.	1,088	434,297
Kulicke & Soffa Industries, Inc. (Singapore)(a)	7,881	415,250
Total Semiconductors		1,308,440

Software – 1.0%
SS&C Technologies Holdings, Inc.	7,319	413,304

Transportation – 8.0%
ArcBest Corp.	4,253	393,062
CH Robinson Worldwide, Inc.	4,253	422,621
Expeditors International of Washington, Inc.	3,786	416,914
Forward Air Corp.	3,818	411,428
International Seaways, Inc.	10,059	419,259
Landstar System, Inc.	2,415	432,913
Matson, Inc.(a)	6,520	389,048
Scorpio Tankers, Inc. (Monaco)	6,726	378,741
Total Transportation		3,263,986

Total Common Stocks
(Cost $39,574,453)		40,671,887

MONEY MARKET FUND – 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.49%(b)
(Cost $90,570)	90,570	90,570

Total Investments – 99.7%
(Cost $39,665,023)		40,762,457
Other Assets in Excess of Liabilities – 0.3%		135,058
Net Assets – 100.0%		$40,897,515

REITS - Real Estate Investment Trusts

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $790,023; the aggregate market value of the collateral held by the fund is $802,384. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $802,384.
(b)	Rate shown reflects the 7-day yield as of March 31, 2023.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$40,671,887	$-	$-	$40,671,887
Money Market Fund	90,570	-	-	90,570
Total	$40,762,457	$-	$-	$40,762,457

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	1.0%
Apparel	1.1
Auto Parts & Equipment	1.0
Banks	1.0
Building Materials	4.1
Chemicals	5.6
Coal	1.8
Commercial Services	6.8
Computers	2.2
Distribution/Wholesale	1.0
Diversified Financial Services	3.8
Electrical Components & Equipment	2.0
Electronics	1.1
Engineering & Construction	1.0
Food	4.2
Forest Products & Paper	0.9
Healthcare - Products	1.0
Healthcare - Services	3.0
Home Builders	4.3
Home Furnishings	1.1
Insurance	1.9
Iron/Steel	4.2
Lodging	3.0
Media	0.9
Miscellaneous Manufacturing	2.0
Oil & Gas	17.1
Oil & Gas Services	0.9
Packaging & Containers	2.1
REITS	1.0
Retail	6.2
Semiconductors	3.2
Software	1.0
Transportation	8.0
Money Market Fund	0.2
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%